FORWARD FUNDS

Supplement dated January 20, 2011

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus (the “Load Prospectus”); Forward Funds Class Z Shares Prospectus (the “Class Z Prospectus”); Summary Prospectuses for Investor Class and Institutional Class Shares (as applicable) of the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Emerging Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Frontier MarketStrat Fund and Forward Strategic Alternatives Fund (each a “No-Load Summary Prospectus”); and Summary Prospectuses for Class A Shares, Class C Shares and Class M Shares (as applicable) of the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Emerging Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund and Forward Income & Growth Allocation Fund (each a “Load Summary Prospectus”)

each dated May 1, 2010, as supplemented

The following information applies to the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Emerging Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Frontier MarketStrat Fund and Forward Strategic Alternatives Fund (each a “Fund” and collectively, the “Funds”) only:

Effective February 1, 2011, Justin Roberge will no longer serve on the portfolio management team of the Funds. Accordingly, effective February 1, 2011, all references to Mr. Roberge in the prospectuses shall be deleted.

****

Effective February 1, 2011, Paul Broughton will replace Mr. Roberge on the portfolio management team of the Funds. Accordingly, effective February 1, 2011:

Except with respect to the Forward Emerging Markets Fund, the third sentence under the heading “Investment Advisor/Portfolio Managers” in each Fund’s “Fund Summary” section in the No-Load Prospectus, Load Prospectus and Class Z Prospectus and in each Fund’s No-Load Summary Prospectus and Load Summary Prospectus shall be revised to read as follows:

The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager.

With respect to the Forward Emerging Markets Fund, the third sentence under the heading “Investment Advisor/Portfolio Managers (Cash Portion Only)” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus and in the Fund’s No-Load Summary Prospectus and Load Summary Prospectus shall be revised to read as follows:

The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager.

Except with respect to the Forward Emerging Markets Fund, the following sentence shall be added after the last sentence under the heading “Investment Advisor/Portfolio Managers” in each Fund’s “Fund Summary” section in the No-Load Prospectus, Load Prospectus and Class Z Prospectus and in each Fund’s No-Load Summary Prospectus and Load Summary Prospectus:

Mr. Broughton has managed the Fund since February 2011.

With respect to the Forward Emerging Markets Fund, the following sentence shall be added after the last sentence under the heading “Investment Advisor/Portfolio Managers (Cash Portion Only)” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus and in the Fund’s No-Load Summary Prospectus and Load Summary Prospectus:

Mr. Broughton has managed the cash portion of the Fund since February 2011.

The following information shall be added under the heading/subheading “MANAGEMENT OF THE FUNDS – Investment Advisor/Portfolio Managers” after the first complete paragraph on page 108 of the No-Load Prospectus, after the sixth complete paragraph on page 106 of the Load Prospectus, and after the eighth complete paragraph on page 38 of the Class Z Prospectus:

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst. Mr. Broughton has managed the Allocation Funds, Forward Strategic Alternatives Fund, Forward Frontier MarketStrat Fund, the cash portion of the Forward Emerging Markets Fund, and the Forward U.S. Government Money Fund since February 2011.

SUPP FM IMF 01202011

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FORWARD FUNDS

Supplement dated January 20, 2011

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward Funds Class A Shares, Class B Shares, Class C Shares, and Class M Shares Prospectus (the “Load Prospectus”); Forward Funds Class Z Shares Prospectus (the “Class Z Prospectus”); Summary Prospectus for Investor Class and Institutional Class Shares of the Forward U.S. Government Money Fund (the “No-Load Summary Prospectus”); and Summary Prospectus for Class A Shares and Class C Shares of the Forward U.S. Government Money Fund (the “Load Summary Prospectus”)

each dated May 1, 2010, as supplemented

The following information applies to the Forward U.S. Government Money Fund (the “Fund”) only:

Effective February 1, 2011, Justin Roberge will no longer serve on the portfolio management team of the Fund. Accordingly, effective February 1, 2011, all references to Mr. Roberge in the prospectuses shall be deleted.

****

Effective February 1, 2011, Paul Broughton will replace Mr. Roberge on the portfolio management team of the Fund and will have co-primary responsibility for the day-to-day management of the Fund. Accordingly, effective February 1, 2011:

The paragraph under the heading “Investment Advisor/Portfolio Managers” in the Fund’s “Fund Summary” section in the No-Load Prospectus, Load Prospectus and Class Z Prospectus and in the Fund’s No-Load Summary Prospectus and Load Summary Prospectus shall be revised to read as follows:

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

The following information shall be added under the heading/subheading “MANAGEMENT OF THE FUNDS – Investment Advisor/Portfolio Managers” after the first complete paragraph on page 108 of the No-Load Prospectus, after the sixth complete paragraph on page 106 of the Load Prospectus, and after the eighth complete paragraph on page 38 of the Class Z Prospectus:

Paul Broughton, CFA. Mr. Broughton has been with Forward Management since December 2010 as Assistant Portfolio Manager. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Prior to joining Forward Management, Mr. Broughton was a Senior Financial Analyst for the Sacramento Municipal Utility District, where he managed the District’s fixed income portfolio, from January 2010 to November 2010. From March 2006 to January 2010, Mr. Broughton was VP/Investment Officer for Pacific Capital Bancorp where he managed the Bank’s bond portfolio. Previously, Mr. Broughton was a Fixed Income Trader (July 2002 to February 2006) and a Senior Priority Investment Specialist (June 1997 to July 2002) with American Century Investments, and was employed as an Investment Accountant for State Street from March 1996 to May 1997. Mr. Broughton is a Chartered Financial Analyst. Mr. Broughton has managed the Allocation Funds, Forward Strategic Alternatives Fund, Forward Frontier MarketStrat Fund, the cash portion of the Forward Emerging Markets Fund, and the Forward U.S. Government Money Fund since February 2011.

SUPP FM USGOV 01202011

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FORWARD FUNDS

Supplement dated January 20, 2011

to the

Forward Funds Statement of Additional Information (“SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate a change in the portfolio management team of the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Emerging Markets Fund, Forward Growth Allocation Fund, Forward Growth & Income Allocation Fund, Forward Income Allocation Fund, Forward Income & Growth Allocation Fund, Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund and Forward U.S. Government Money Fund (the “Funds”). Accordingly, the following revisions are incorporated into the SAI effective as of February 1, 2011:

Effective February 1, 2011, Justin Roberge will no longer serve on the portfolio management team of the Funds and he will no longer have co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Accordingly, effective February 1, 2011, all references to Mr. Roberge in the SAI shall be deleted.

****

Effective February 1, 2011, Paul Broughton will serve on the portfolio management team of the Funds and he will have co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Accordingly, effective February 1, 2011:

The first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC – Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund” on pages 41-42 of the SAI shall be revised in its entirety to read as follows:

The Allocation Funds, Forward Emerging Markets Fund (cash portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed by Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and Forward Frontier MarketStrat Fund, and the cash portion of the Forward Emerging Markets Fund. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier MarketStrat Fund, and the cash portion of the Forward Emerging Markets Fund. The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. O’Donnell, Rowader and Herber managed as of December 31, 2009 and Mr. Broughton managed as of December 31, 2010:

The following information regarding the other accounts managed by Mr. Broughton shall be added under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC – Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund” before the first complete paragraph on page 42 of the SAI:

Paul Broughton

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance-Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

The first sentence of the first paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC – Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier MarketStrat Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund” on page 43 of the SAI shall be revised to read as follows:

The compensation of Messrs. Rowader, Herber, and Broughton includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management.

The following information concerning Mr. Broughton’s ownership with respect to the Funds shall be added to the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 43-45 of the SAI:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Paul Broughton***	Forward Aggressive Growth Allocation Fund	A
Paul Broughton***	Forward Balanced Allocation Fund	A
Paul Broughton***	Forward Emerging Markets Fund	A
Paul Broughton***	Forward Growth Allocation Fund	A
Paul Broughton***	Forward Growth & Income Allocation Fund	A
Paul Broughton***	Forward Income Allocation Fund	A
Paul Broughton***	Forward Income & Growth Allocation Fund	A
Paul Broughton***	Forward Frontier MarketStrat Fund	A
Paul Broughton***	Forward Strategic Alternatives Fund	A
Paul Broughton***	Forward U.S. Government Money Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
***	Information as of December 31, 2010
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

SUPP SAI IMF 01202011

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE